Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties
Subsidiaries and Other Related Parties
	Assets		Liabilities		Operating result - Sales/(Purchases)
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2022
Transactions with subsidiaries and joint ventures
Transactions with joint ventures
Refinaria de Petróleo Riograndense S.A.	‐	‐	9,846	29,278	(457,885)	(510,510)	(336,781)
Latitude Logística Portuária S.A.	10,862	11,393	‐	20	‐	‐	-
Navegantes Logística Portuária S.A.	29,406	13,703	‐	‐	‐	‐	-
Others	7,943	6,874	2,875	2,917	851	571	784
Transactions with associates
Hidrovias do Brasil S.A.	416	‐	‐	‐	‐	‐	-
Transactions with other related parties
Chevron Oronite Brasil Ltda. (1)	‐	‐	13,434	53,466	(195,925)	(175,053)	(162,006)
Chevron Products Company (1)	‐	‐	159,432	63,263	(745,812)	(370,137)	(699,154)
Others	8,760	3,065	1,449	1,626	(3,718)	(13,157)	1,421
Total	57,387	35,035	187,036	150,570	(1,402,489)	(1,068,286)	1,195,736
Trade receivables (Note 5)	8,662	3,143	‐	‐	‐	‐	-
Other receivables	416	‐	‐	‐	‐	‐	-
Trade payables (Note 16)	‐	‐	183,520	147,452	‐	‐	-
Related parties	48,309	31,892	3,516	3,118	‐	‐	-
Sales and services provided	‐	‐	‐	‐	21,125	14,779	16,090
Purchases	‐	‐	‐	‐	(1,423,614)	(1,083,065)	(1,211,826)

(1)Non-controlling shareholders and other related parties of Iconic.

Expenses for Compensation of its Key Executives

The expenses for compensation of its key executives (Company’s directors and executive officers) are shown below:

	12/31/2024	12/31/2023	12/31/2022
Short-term compensation	51,814	54,396	62,285
Stock compensation	62,952	35,165	18,424
Post-employment benefits	4,767	4,206	4,035
Termination benefits	‐	1,007	-
Total	119,533	94,774	84,744

Restricted Stock Program

The table below summarizes the restricted and performance stock programs under the 2017 Plan and the 2023 Plan:

Program	Grant date	Number of shares granted (Quantity)	Vesting period	Fair value of shares on the grant date (in R$)	Total exercisable grant costs, including taxes (in R$ thousands)	Accumulated recognized exercisable grant costs (in R$ thousands)	Unrecognized exercisable grant costs (in R$ thousands)
Restricted	September 2, 2019	240,000	2025	16.42	6,774	(6,024)	750
Restricted	April 1, 2020	39,084	2025	12.53	1,124	(1,074)	50
Performance	April 1, 2020	55,074	2025	12.53	1,324	(1,268)	56
Restricted	September 16, 2020	140,000	2026	23.03	5,464	(3,946)	1,518
Restricted	September 22, 2021	1,000,000	2027	14.17	24,093	(13,339)	10,754
Restricted	April 6, 2022	634,165	2025	14.16	16,906	(15,508)	1,398
Performance	April 6, 2022	1,007,324	2025	14.16	26,829	(24,802)	2,027
Restricted	September 21, 2022	2,640,000	2032	12.98	64,048	(14,945)	49,103
Restricted	December 7, 2022	1,500,000	2032	13.47	37,711	(7,860)	29,851
Restricted	April 20, 2023	311,324	2025	14.50	7,472	(6,538)	934
Restricted	April 20, 2023	1,146,194	2026	14.50	31,039	(18,129)	12,910
Performance	April 20, 2023	1,156,903	2026	14.50	31,320	(18,410)	12,910
Restricted	September 20, 2023	3,800,000	2033	18.75	132,784	(17,712)	115,072
Restricted	April 17, 2024	3,495,953	2027 to 2029	26.94	177,651	(31,656)	145,995
Restricted	June 19, 2024	60,683	2027	21.47	2,468	(411)	2,057
Restricted	October 1, 2024	1,295,000	2034	23.10	55,785	(1,395)	54,390
		18,521,704			622,792	(183,017)	439,775

Summarized Changes of Number of Restricted and Performance Shares Granted

Number of shares as of December 31, 2021	4,415,294
Shares granted during the year	5,702,027
Cancellation of granted shares due to termination of executive employment	(934,310)
Shares transferred (vesting)	(484,651)
Reclassification from assets held for sale	236,344
Number of shares as of December 31, 2022	8,934,704
Shares granted during the year	6,930,871
Cancellation of granted shares due to termination of executive employment	(583,180)
Shares transferred (vesting)	(447,800)
Number of shares as of December 31, 2023	14,834,595
Shares granted during the year	5,061,396
Cancellation of granted shares due to termination of executive employment	(139,105)
Shares transferred (vesting)	(1,235,182)
Number of shares as of December 31, 2024	18,521,704